INCOME TAXES - Schedule of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Canadian:
Current	$ 126	$ 101	$ 28
Deferred	8,706	(4,508)	1,665
Total	8,832	(4,407)	1,693
Foreign:
Current	2,083	2,500	2,347
Deferred	5	2,823	(841)
Total	2,088	5,323	1,506
Total:
Current	2,209	2,601	2,375
Deferred	8,711	(1,685)	824
Total	$ 10,920	$ 916	$ 3,199